Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	HEALTH MANAGEMENT ASSOCIATES INC
Entity Central Index Key	0000792985